ACCOUNTING RULES AND METHODS	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Policies [Abstract]
ACCOUNTING RULES AND METHODS	ACCOUNTING RULES AND METHODSBasis of preparation
The Consolidated Financial Statements have been prepared in accordance with the underlying assumptions of going concern. The Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.
The Company has historically financed its growth by strengthening its equity in the form of capital increases and issuance of convertible notes.
The Board of Directors approved the consolidated financial statements on a going concern basis as the Company will be able to fund its operations beyond the next 12 months after the closing date, considering:
•Cash and cash equivalents held by the Company amounted to €33.7 million as of December 31, 2021. They are composed of cash and term deposits readily available without penalty;
•The selling price of ERYTECH’s U.S. cell therapy manufacturing facility to Catalent in April 2022 for 44.5 million of dollars (41.1 million in euros).
•The cash consumption forecast for the next 12 months after the closing date.
In the longer term, the Company will have to find additional funding. Various financing sources are considered among which the issuance of new debt or equity instruments and partnership agreements.
The Consolidated Financial Statements have been prepared in accordance with the historical cost principle with the exception of certain categories of assets and liabilities measured at fair value in accordance with IFRS.
All amounts are expressed in thousands of euros, unless stated otherwise.
Statement of compliance
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were approved and authorized for issuance by the Board of Directors of the Company on April 26, 2022. They will be subject to the approval of the General Meeting on June 24, 2022.
Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Consolidated Financial Statements of the Company are also prepared in accordance with IFRS, as adopted by the European Union (EU).
As of December 31, 2021, all IFRS that the IASB had published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU. As a result, the Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), as well as the interpretations issued by the Standing Interpretations Committee (“SIC”), and the International Financial Reporting Interpretations Committee (“IFRS IC”). The main accounting methods used to prepare the Consolidated Financial Statements are described in the corresponding notes. These methods were used for all periods presented.
The Company adopted the following standards, amendments and interpretations that are applicable as at January 1, 2021:
•Amendments to References to the conceptual framework in IFRS standards ;
•Amendments to IFRS 9, IAS 39, IFRS 7 and IFRS 16: Interest rate benchmark reform (phase 2).
•Amendments to IFRS 16 Leases : Covid-19 Related Rent
•IFRIC agenda decision to IAS 19 Employee Benefits: attributing benefits to period of services
These new texts did not have any significant impact on the Company’s results or financial position.
The standards and interpretations that are optionally applicable to the Company as of December 31, 2021 were not applied in advance. Recently issued accounting pronouncements that may be relevant to the Company’s operations are as follows:
•Amendments to IAS 1 : Classification of liabilities as current or non-current; Disclosure of Accounting Policies
•Amendments to IAS 16 : Property, Plant and Equipment - Proceeds before intended use .
•Amendments to IAS 37 : Onerous contracts - cost of fulfilling a contract
•Annual Improvements 2018-2020
•Amendments to IAS 8 : Definition of Accounting Estimates
•Amendments to IAS 12 : Deferred tax related to Assets and Liabilities arising from a Single TransactionBasis of consolidation
In accordance with IFRS 10 Consolidated Financial Statements (“IFRS 10”), an entity is consolidated when it is controlled by the Company. The Company controls an entity when it is exposed or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All intercompany balances, transactions and dividends are eliminated in full. The Company has one subsidiary for which no non-controlling interest is recognized.

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated
There was no change in the consolidation scope over the years presented.
Foreign currencies
Functional Currency and Translation of Financial Statements into Presentation Currency
The Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A. (the “Parent Company”). The statement of financial position of the consolidated entity having a functional currency different from the euro are translated into euros at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statement of income (loss), statement of comprehensive income (loss) and statement of cash flow of such consolidated entity are translated at the average exchange rate for the period, except if exchanges rates fluctuate significantly. The resulting translation adjustment is included in other comprehensive income (loss) as a cumulative translation adjustment.

Exchange rate (USD per EUR)	12/31/2019	12/31/2020	12/31/2021
Weighted average rate	1.1196	1.1413	1.1835
Closing rate	1.1234	1.2271	1.1326
Conversion of Foreign Currency Transactions
Foreign currency transactions are converted to functional currency at the exchange rate applicable on the transaction date. At the closing date, foreign currency monetary assets and liabilities are converted at the exchange rate prevailing on that date. The resulting exchange gains or losses are recorded in the consolidated statement of income (loss) in “Financial income (loss)”.
The loan in U.S. dollars from the Parent Company to ERYTECH Pharma, Inc. was considered as part of the net investment in a foreign operation until the end of the third quarter of 2019, when the loan was partly converted into capital and partly restructured as a medium term loan. As a result of this financial restructuring, the loan is no longer qualified as an investment in a foreign operation. Exchange rate differences are recognized in the consolidated statement of income (loss) since October 1, 2019.
Use of estimates and judgmentsPreparation of the consolidated financial statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The Company has not identified any environmental risks or risks related to the COVID-19 pandemic that would require significant new estimates or judgments. The use of estimates and judgment relate primarily to the measurement of:
•the share-based payments in accordance with IFRS 2 (see note 3.3.3);
•the fair value of the convertible notes' agreement and its classification in accordance with IFRS 9 and IAS 32 (see note 4.9.1);
•the hospital costs accrual (see note 4.11).
•the recognition of right of use assets and liabilities for leases with a term of more than 12 months according to IFRS 16 (see note 4.2).
Presentation of the statement of income (loss) & statement of financial position
The Company presents its statement of income (loss) by function. As of today, the main activity of the Company is the research and development. Consequently, only “research and development expenses” and “general administrative expenses” functions are considered to be representative. The detail of the expenses by nature is disclosed in note 3.2.
In the statement of financial position certain immaterial amounts in prior year have been reclassified to conform to the current year presentation (other current financial assets merged with other current assets).
Presentation of the statement of cash flowsThe consolidated statements of cash flows are prepared using the indirect method and separately present the cash flows associated with operating, investing, and financing activities. Segment reporting
In accordance with IFRS 8 Operating Segments ("IFRS 8") , reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance.
Information per business segment
The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future.
Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
France	105	61	0
United States	969	185	128
Total	1,074	246	128

Non current assets (amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
France	9,616	8,414	6,325
United States	26,629	21,265	19,520
Total	36,245	29,679	25,845
Events after the close of the reporting period
The consolidated statement of financial position and the consolidated statement of income (loss) of the Company are adjusted to reflect the subsequent events that alter the amounts related to the situations that exist as of the closing date.
February 2022: Impact of the Conflict in Ukraine on Our Business
Beginning on February 24, 2022, Russia significantly intensified its military operations in Ukraine.
In response, the United States and certain other countries have imposed significant sanctions and export controls against Russia, Belarus and certain individuals and entities connected to Russian or Belarusian political, business, and financial organizations, and the U.S. and certain other countries could impose further sanctions, trade restrictions, and other retaliatory actions should the conflict continue or worsen.
To date, we have not experienced any material impact on our business, operations and clinical development timelines and plans. However, we cannot predict the specific extent, duration, or impact that the conflict in Ukraine and the related sanctions and export controls will have on our financial condition and operations.
We are closely monitoring developments in the current context and will take appropriate measures as necessary. The war in Ukraine did not impact our financial results for the year ended on December 31, 2021. Our business does not conduct any trial in Ukraine or Russia and does not have any vendors located in these regions.

April 2022: Sale of ERYTECH’s U.S. cell therapy manufacturing facility to Catalent
Description of the transaction
•Under the terms of an asset purchase agreement between the Group ERYTECH and Catalent (the “APA”), Catalent agreed to acquire ERYTECH’s state-of-the-art commercial-scale cell therapy manufacturing facility in Princeton, New Jersey, for a total gross consideration of $44.5 million (€41.1 million) paid at closing.Catalent has extended offers of employment to approximately 40 people employed by Erytech at the Princeton facility.
•The parties also entered into an interim supply agreement, under which Catalent will manufacture ERYTECH’s lead product candidate eryaspase (GRASPA®) for clinical and commercial supply in the United States.
•The transaction closing was completed in April 22, 2022.
Financial effects of the transaction on the consolidated financial statements ending on the December 31, 2021
Catalent asset purchase agreement scope include fixed assets and right of use in non-current assets, it includes also lease liabilities (on current and non-current liabilities)
•Fixed assets are property, plant & equipment for a gross amount of 25.7 million dollars 22.7 millions euro), accumulated depreciation for -7 million dollars (-6.2 millions euro) and a net value of 18.6 million dollars (16.4 millions euro).
•Right of use (Princeton lease) for a gross amount of 4.8 million dollars (4.2 millions euro), accumulated depreciation of-1.3 million dollars (-1.2 millions euro), and a net value of 3.5 million dollars (3.1 millions euro).
•Lease liabilities for a total amount of 6.1 million dollars (5.4 millions euro).
•Financial Currency amount are converted using December 31, 2021 closing exchange rate, to be consistent with the consolidated statement of financial position.
Internal non-recurring cost due to the disposal are estimated on a full year basis at 10.8 million dollars (10.0 millions euro), they include mainly:
•Personnel Expenses for 5.1 million dollars (4.7 millions euro)
•Production cost (rent, maintenance et services related to production building and equipment) for 2.1 million dollars (1.9 millions euro)
•Depreciation and amortization for 3.4 million dollars (3.1 millions euro)
This sale of asset recurring effect on cash and cash equivalent is a reduction in yearly cash disbursements of approximately 7.4 million dollars (6.8 millions euro) related to running costs of the Princeton facility.
The net profit on the sale of the property, plant and equipments, lease contract, after transaction cost ( 2.5 million dollars, 2.3 millions euros) and before tax amounts to 26.0 million dollars (24.1 millions euros).Non-recurring cost in dollars are converted in euro using 1.0817 April 22, 2022 exchange rate,